Borrowings (Details 6) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Total debt	R$ 293,029
Total guaranteed	R$ 293,029
BNB
Disclosure of detailed information about borrowings [line items]
Maturity	December 2022
Total debt	R$ 88,909
Total guaranteed	R$ 88,909
Guarantees	Mortgage of plants, pledge of machinery and equipment
BNB
Disclosure of detailed information about borrowings [line items]
Maturity	March 2023
Total debt	R$ 32,093
Total guaranteed	R$ 32,093
Guarantees	Bank surety
BNDES
Disclosure of detailed information about borrowings [line items]
Maturity	January 2021
Total debt	R$ 52,081
Total guaranteed	R$ 52,081
Guarantees	Mortgage of plants, land and property, pledge of machinery and equipment
FUNDES
Disclosure of detailed information about borrowings [line items]
Maturity	June 2020
Total debt	R$ 47,929
Total guaranteed	R$ 47,929
Guarantees	Mortgage of plants, land and property, pledge of machinery and equipment
FINEP
Disclosure of detailed information about borrowings [line items]
Maturity	July 2024
Total debt	R$ 61,725
Total guaranteed	R$ 61,725
Guarantees	Bank surety
FINEP
Disclosure of detailed information about borrowings [line items]
Maturity	December 2019
Total debt	R$ 2,872
Total guaranteed	R$ 2,872
Guarantees	Bank surety, pledge of equipment and current account lockout (restricted fund).
FINAME
Disclosure of detailed information about borrowings [line items]
Maturity	April 2021
Total debt	R$ 1,496
Total guaranteed	R$ 1,496
Guarantees	Pledge of equipment
FINISA
Disclosure of detailed information about borrowings [line items]
Maturity	December 2023
Total debt	R$ 5,500
Total guaranteed	R$ 5,500
Guarantees	Bank surety
OTHER
Disclosure of detailed information about borrowings [line items]
Maturity	July 2021
Total debt	R$ 424
Total guaranteed	R$ 424
Guarantees	Pledge of equipment